Item 1. Report to Shareholders

T. Rowe Price Florida Intermediate Tax-Free Fund
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                                                                      Certified
                                                                      Semiannual
                                                                      Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Florida Intermediate Tax-Free Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
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              6 Months       Year
                 Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET VALUE

Beginning
of period      $  11.23   $  10.93   $  10.76   $  10.24   $  10.86   $  10.75

Investment
activities

  Net
  investment
  income (loss)    0.22       0.45       0.45       0.47       0.46       0.46*

  Net realized
  and unrealized
  gain (loss)     (0.27)      0.30       0.17       0.52      (0.60)      0.11

  Total from
  investment
  activities      (0.05)      0.75       0.62       0.99      (0.14)      0.57

Distributions

  Net investment
  income          (0.22)     (0.45)     (0.45)     (0.47)     (0.46)     (0.46)

  Net realized
  gain             --         --         --         --        (0.02)      --

  Total
  distributions   (0.22)     (0.45)     (0.45)     (0.47)     (0.48)     (0.46)

NET ASSET VALUE

End of
period         $  10.96   $  11.23   $  10.93   $  10.76     $10.24   $  10.86
               -----------------------------------------------------------------
Ratios/
Supplemental
 Data

Total return^   (0.50)%      6.98%      5.92%      9.86%     (1.32)%     5.37%*

Ratio of total
expenses to
average
net assets       0.55%!      0.54%      0.56%      0.59%      0.60%      0.60%*

Ratio of net
investment
income (loss)
to average
net assets       3.84%!      4.03%      4.19%      4.46%      4.35%      4.23%*

Portfolio
turnover
rate             18.6%!      12.8%      15.3%      19.5%      30.9%      26.9%

Net assets,
end of period
(in thousands) $107,080   $112,202   $105,433   $ 92,003   $ 84,116   $102,620

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.60% contractual expense limitation in effect through 2/28/99.

!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Florida Intermediate Tax-Free Fund
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Certified Semiannual Report (Unaudited)                          August 31, 2003

Statement of Net Assets                                   Par              Value
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                                                               In thousands

FLORIDA  93.5%

Broward County, GO

    5.25%, 1/1/15                          $         2,000      $          2,146

    5.25%, 1/1/18                                    2,000                 2,109

Broward County

    5.00%, 12/1/06                                   1,800                 1,936

    5.00%, 10/1/15 (AMBAC Insured)                   1,425                 1,515

Broward County Airport

    5.25%, 10/1/10 (MBIA Insured)
    (misc. symbol1)                                  2,000                 2,138

Delray Beach, GO, 5.00%, 2/1/13
(FSA Insured)                                        1,000                 1,076

Duval County School Dist., GO,
COP, 5.75%, 7/1/16 (FSA Insured)                     2,000                 2,219

Florida, GO, 5.50%, 7/1/13 (FGIC Insured)            1,000                 1,100

Florida Board of Ed., GO

    5.00%, 6/1/12 (FGIC Insured)                     1,250                 1,352

    5.125%, 6/1/13                                   2,500                 2,655

    5.25%, 7/1/06 (FGIC Insured)                     1,550                 1,693

    5.25%, 1/1/13                                    2,360                 2,529

    5.25%, 1/1/14                                    1,170                 1,248

    5.375%, 7/1/14 (FGIC Insured)                    2,000                 2,162

    5.50%, 7/1/12 (FGIC Insured)                     2,500                 2,751

    5.50%, 7/1/16 (FGIC Insured)                     1,000                 1,080

Florida Dept. of Environmental Protection

    5.25%, 7/1/14 (FGIC Insured) **                  2,000                 2,178

    5.25%, 7/1/17 (FGIC Insured)                       500                   534

Florida Dept. of Natural Resources

    5.50%, 7/1/07 (Prerefunded 7/1/05!)
    (AMBAC Insured)                                  2,000                 2,170

  Documentary Stamp Tax

    5.50%, 7/1/09 (FSA Insured)                      3,000                 3,377

    6.00%, 7/1/05 (MBIA Insured)                       500                   542

    6.00%, 7/1/06 (MBIA Insured)                     1,850                 2,059

    6.00%, 7/1/08 (AMBAC Insured)                    2,645                 3,029

Florida DOT, 5.25%, 7/1/11 (MBIA Insured)            1,950                 2,123

Florida HFA

  Multi-Family Housing

    5.80%, 2/1/08 (FHA Guaranteed)                   1,000                 1,074

    5.80%, 8/1/08 (FHA Guaranteed)                   1,000                 1,073

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Greater Orlando Aviation Auth., 5.00%,
10/1/18 (FSA Insured)                      $         2,000      $          2,057

Hillsborough County School Dist., GO

    7.00%, 8/15/05 (MBIA Insured)                    3,700                 4,092

Hillsborough County School Dist.

    5.375%, 10/1/14 (AMBAC Insured)                  1,500                 1,627

Indian Trace Community Dev. Dist.

    5.50%, 5/1/06 (MBIA Insured)                     1,215                 1,314

    5.50%, 5/1/07 (MBIA Insured)                       550                   594

Jacksonville

    5.25%, 10/1/19 (MBIA Insured)
    (misc. symbol1)                                  1,000                 1,015

    5.375%, 10/1/17 (FGIC Insured)                   1,000                 1,074

Jacksonville Electric Auth., 5.25%, 10/1/12          1,930                 2,097

Jacksonville HFA

  Baptist Health, 5.00%, 8/15/11
  (MBIA Insured)                                       750                   796

  Genesis Rehabilitation Hosp., VRDN
  (Currently 0.85%)                                    100                   100

Kissimmee Utility Auth., 5.25%, 10/1/13
(FSA Insured)                                        1,000                 1,100

Kissimmee Water & Sewer Systems, 5.50%,
10/1/11 (FGIC Insured)                               1,500                 1,658

Lakeland Electric & Water

    6.55%, 10/1/04 (FSA Insured)                     2,755                 2,917

    6.55%, 10/1/07 (FSA Insured)                     1,095                 1,267

Lee County IDA, 5.80%, 11/1/11
(MBIA Insured) (misc. symbol1)                       1,325                 1,436

Manatee County, 6.75%, 10/1/05
(MBIA Insured)                                       2,000                 2,215

Martin County, 5.50%, 10/1/16
(FGIC Insured)                                       1,260                 1,375

Miami-Dade County, GO, 5.25%, 11/1/16
(MBIA Insured)                                         660                   703

Miami-Dade County Aviation, 6.20%, 10/1/24
(MBIA Insured) (misc. symbol1)                          50                    54

Orange County

    5.125%, 1/1/16 (FGIC Insured)                    2,580                 2,736

    5.60%, 10/1/07 (FGIC Insured)                      500                   549

Orlando & Orange County Expressway Auth.

    6.50%, 7/1/10 (FGIC Insured)                     1,000                 1,181

Osceola County, GO, 5.50%, 10/1/16
(FGIC Insured)                                       1,000                 1,093

Osceola County HFA

    5.50%, 5/1/04 (AMBAC Insured)                      700                   721

    5.50%, 5/1/05 (AMBAC Insured)                      735                   785

Palm Beach County, GO

    5.00%, 6/1/17                                    1,000                 1,043

    6.875%, 12/1/03                                    325                   330

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Palm Beach County

    5.25%, 7/1/19 (FGIC Insured)           $         1,000      $          1,055

    5.75%, 6/1/13 (FGIC Insured)                     3,300                 3,752

Pasco County, 5.75%, 4/1/05
(AMBAC Insured) (misc. symbol1)                      1,130                 1,172

Pinellas County, 5.00%, 10/1/10
(FSA Insured)                                        1,910                 2,091

Polk County Transportation Improvement

    5.625%, 12/1/15 (FSA Insured)                      500                   548

Reedy Creek Improvement Dist., GO

    5.00%, 6/1/17 (AMBAC Insured)                    1,775                 1,841

Reedy Creek Improvement Dist.

    5.125%, 10/1/14 (MBIA Insured)                   1,500                 1,594

Santa Rosa HFA, Baptist Health Care,
VRDN (Currently 0.85%)                               2,000                 2,000

Venice Health Care

  Bon Secours Health System

    5.40%, 8/15/08 (MBIA Insured)                    1,290                 1,428

West Orange Healthcare Dist.,
5.50%, 2/1/10                                          750                   804

Total Florida (Cost  $95,300)                                            100,082

PUERTO RICO  5.4%

Puerto Rico Electric Power Auth.

    5.25%, 7/1/14 (MBIA Insured)                     2,000                 2,163

Puerto Rico Highway & Transportation Auth.

    5.25%, 7/1/10 (FGIC Insured)                     1,000                 1,113

Puerto Rico Ind. Tourist, Ed., Medical &
Environmental Fac.

  Ascention Health

    6.375%, 11/15/15                                   750                   834

Puerto Rico Municipal Fin. Agency, GO

    5.875%, 8/1/14 (FSA Insured)                     1,500                 1,704

Total Puerto Rico (Cost  $5,535)                                           5,814


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                                                                           Value
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                                                                    In thousands

Total Investments in Securities

98.9% of Net Assets (Cost $100,835)                        $            105,896

Futures Contracts

                                    Contract        Unrealized
                     Expiration     Value           Gain (Loss)
                     ----------     ------------    -----------
                                            In thousands

Short, 30 ten year
U.S. Treasury
contracts, $65,000
of 5.25% Florida Dept.
of Environmental
Protection Bonds
pledged as
initial margin            12/03     $    (3,291)    $       (11)

Net payments (receipts)
of variation margin to
date                                                         16

Variation margin
receivable (payable)
on open futures contracts                                                     5

Other Assets Less Liabilities                                             1,179

NET ASSETS                                                 $            107,080
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                  1

Undistributed net realized gain (loss)                                     (234)

Net unrealized gain (loss)                                                5,050

Paid-in-capital applicable to 9,770,034 no par value
shares of beneficial interest outstanding; unlimited
number of shares authorized                                             102,263

NET ASSETS                                                 $            107,080
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.96
                                                           --------------------

(misc. symbol1) Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003

!     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

COP   Certificates of Participation

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FHA   Federal Housing Authority

FSA   Financial Security Assurance Inc.

GO    General Obligation

HFA   Health Facility Authority

IDA   industrial Development Authority/Agency

MBIA  MBIA Insurance Corp.

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Florida Intermediate Tax-Free Fund
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Certified Semiannual Report (Unaudited)

Statement of Operations
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In thousands

                                                                        6 Months
                                                                           Ended
                                                                         8/31/03

Investment Income (Loss)

Interest income                                            $              2,494

Expenses

  Investment management                                                     211

  Custody and accounting                                                     50

  Shareholder servicing                                                      31

  Legal and audit                                                             7

  Registration                                                                4

  Trustees                                                                    3

  Prospectus and shareholder reports                                          2

  Miscellaneous                                                               2

  Total expenses                                                            310

Net investment income (loss)                                              2,184

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      251

Change in net unrealized gain (loss)

  Securities                                                             (3,024)

  Futures                                                                   (11)

  Change in net unrealized gain (loss)                                   (3,035)

Net realized and unrealized gain (loss)                                  (2,784)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $               (600)
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Florida Intermediate Tax-Free Fund
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Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
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In thousands

                                                  6 Months                  Year
                                                     Ended                 Ended
                                                   8/31/03               2/28/03


Increase (Decrease) in Net Assets

Operations

  Net investment income                    $         2,184      $         4,253

  Net realized gain (loss)                             251                  (90)

  Change in net unrealized gain or loss             (3,035)               2,887

  Increase (decrease) in net assets
  from operations                                     (600)               7,050

Distributions to shareholders

  Net investment income                             (2,184)              (4,253)

Capital share transactions *

  Shares sold                                       12,220               40,748

  Distributions reinvested                           1,431                2,786

  Shares redeemed                                  (15,989)             (39,562)

  Increase (decrease) in net assets from capital

  share transactions                                (2,338)               3,972

Net Assets

Increase (decrease) during period                   (5,122)               6,769

Beginning of period                                112,202              105,433

End of period                              $       107,080      $       112,202
                                           ---------------      ---------------

*Share information

  Shares sold                                        1,087                3,677

  Distributions reinvested                             128                  252

  Shares redeemed                                   (1,434)              (3,582)

  Increase (decrease) in shares outstanding           (219)                 347


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Florida Intermediate Tax-Free Fund
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Certified Semiannual Report (Unaudited)                          August 31, 2003

Notes to Financial Statements
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Note 1 - Significant Accounting Policies

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Florida Intermediate
Tax-Free Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 31, 1993. The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed.

Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $10,075,000 and $13,020,000, respectively, for the six months ended August 31, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $148,000 of unused capital loss carryforwards, of which $148,000 expire in 2009.

At August 31, 2003, the cost of investments for federal income tax purposes was $100,834,000. Net unrealized gain aggregated $5,050,000 at period-end, of which $5,390,000 related to appreciated investments and $340,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager pro-vides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $34,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $53,000 for the six months ended August 31, 2003, of which $9,000 was payable at period-end.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003